Long-term debt - Product loan details (Details) - Fuel Services [Member] kg in Millions	12 Months Ended
Dec. 31, 2019 kg
Range [member]
Disclosure of detailed information about borrowings [line items]
Available UF6 quantity	1.2
UF6 product loan maturity	March 31, 2023
Standby interest rate	1.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%